Recent Events	9 Months Ended
Sep. 30, 2020
Recent Events
Recent Events

12. RECENT EVENTS

In March 2020, the World Health Organization characterized a novel strain of coronavirus (“COVID-19”) as a pandemic amidst a rising number of confirmed cases and thousands of deaths worldwide. As of December 28, 2019, the COVID-19 pandemic had not had a significant impact on our business. However, since mid-March 2020, our business has been significantly impacted. Beginning in mid-March 2020, many countries, including the United States, took steps to restrict travel, temporarily close or enforce capacity restrictions in businesses, schools and other public gathering spaces. Restrictions on public gatherings and attendance at retail or other establishments, including restaurants, and recreational, sporting and other similar venues, continue to evolve and are expected to continue to remain in effect in some capacity for the near-term. It remains unclear when and to what extent the COVID-19 pandemic will fully abate. Since mid-March 2020, the operations of our restaurant, hospitality and education customers (and our operations that are dependent upon these customers) have been significantly disrupted by the spread of COVID-19 and the corresponding sudden and significant decline in consumer demand for food prepared away from home.